Other Charges (Tables)	6 Months Ended
Jul. 31, 2022
Other Charges.
Schedule of components of other charges

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021
Acquisition-related costs	923	391	1,648	908
Contingent consideration adjustments	355	—	1,059	—
Restructuring plans	11	23	64	26
	1,289	414	2,771	934